Long-Term Debt (Summary of Long-Term Debt) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Add net unamortized fair value adjustments	$ 310,000,000	$ 325,000,000
Less net unamortized debt issue costs	(72,000,000)	(72,000,000)
Less current maturities	(542,000,000)	(545,000,000)
Non-current portion of non-current borrowings	8,040,000,000	7,521,000,000
Other Long-Term Debt	7,000,000	0
Carrying Amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	8,582,000,000	8,066,000,000
Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	$ 8,344,000,000	7,813,000,000
Unsecured revolving credit facility [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.30%
Other credit facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Other credit facilities	$ 165,000,000	141,000,000
Other credit facilities [Member] | South America Retail [Member]
Disclosure of detailed information about borrowings [Line Items]
Other credit facilities	$ 162,000,000	137,000,000
Other credit facilities [Member] | South America Retail [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	1.90%
Other credit facilities [Member] | South America Retail [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	17.40%
Other facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Other borrowings	$ 3,000,000	4,000,000
Other facilities [Member] | Other sites [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.00%
Commercial Paper [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.80%
Commercial Paper [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.20%
Notes Issued Note One [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.15%
Maturity	October 1, 2022
Debentures issued	$ 0	500,000,000
Notes Issued Note Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	1.90%
Maturity	May 13, 2023
Debentures issued	$ 500,000,000	500,000,000
Notes Issued Note Three [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.90%
Maturity	November 7, 2024
Debentures issued	$ 500,000,000	0
Notes Issued Note Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.00%
Maturity	April 1, 2025
Debentures issued	$ 500,000,000	500,000,000
Notes Issued Note Five [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.95%
Maturity	November 7, 2025
Debentures issued	$ 500,000,000	0
Notes Issued Note Six [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.00%
Maturity	December 15, 2026
Debentures issued	$ 500,000,000	500,000,000
Notes Issued Note Seven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.20%
Maturity	April 1, 2029
Debentures issued	$ 750,000,000	750,000,000
Notes Issued Note Eight [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	2.95%
Maturity	May 13, 2030
Debentures issued	$ 500,000,000	500,000,000
Notes Issued Note Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.125%
Maturity	March 15, 2035
Debentures issued	$ 450,000,000	450,000,000
Debentures Issued Note Ten [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.125%
Maturity	May 23, 2036
Debentures issued	$ 212,000,000	212,000,000
Debentures Issued Note Eleven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.875%
Maturity	December 1, 2036
Debentures issued	$ 500,000,000	500,000,000
Debentures Issued Note Twelve [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.625%
Maturity	December 1, 2040
Debentures issued	$ 500,000,000	500,000,000
Debentures Issued Note Thirteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	6.125%
Maturity	January 15, 2041
Debentures issued	$ 401,000,000	401,000,000
Debentures Issued Note Fourteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.90%
Maturity	June 1, 2043
Debentures issued	$ 500,000,000	500,000,000
Debentures Issued Note Fifteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.25%
Maturity	January 15, 2045
Debentures issued	$ 489,000,000	489,000,000
Debentures Issued Note Sixteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.00%
Maturity	April 1, 2049
Debentures issued	$ 750,000,000	750,000,000
Debentures Issued Note Seventeen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.95%
Maturity	May 13, 2050
Debentures issued	$ 500,000,000	500,000,000
Debentures Issued Note Eighteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.80%
Maturity	February 1, 2027
Debentures issued	$ 120,000,000	$ 120,000,000
Other [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest
Other [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest
Debentures Issued Two Thousand and Twenty [Member]
Disclosure of detailed information about borrowings [Line Items]
Debentures issued	$ 1,000,000,000